Note Related party transactions (Financial Condition accounts outstanding with EVERTEC) (Detail) - EVERTEC Inc. - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts receivables (Other assets)	$ 6,829	$ 6,830
Deposits	(28,606)	(22,284)
Accounts payable (Other liabilities)	(3,671)	(2,040)
Total	$ (25,448)	$ (17,494)